Other Operational Gain (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Other Operational Gain [Line Items]
Other operational gain	$ 407	$ 1,647
Hull and Machinery Claim
Other Operational Gain [Line Items]
Other operational gain	237	397
Commercial Claim
Other Operational Gain [Line Items]
Other operational gain		1,250
Rebate from Company's previous manning agent
Other Operational Gain [Line Items]
Other operational gain	$ 170